                OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                 Supplement dated March 30, 2003 to the
       Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated March 10, 2003 is hereby withdrawn.

2.   The section  captioned  "Board of Trustees  and  Oversight Committees" on page 30 is amended as follows:

      The second sentence of the second paragraph under that caption is revised to read:

        "The members of the Audit Committee are Kenneth A. Randall (Chairman)
         and Edward Reagan."

      The first sentence of the third paragraph under that caption is revised to read:

         "The members of the Study Committee are Robert G. Galli (Chairman),
         Elizabeth Moynihan and Joel Motley."

3.   Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Trustee.
     Therefore,  the Statement  of  Additional  Information  is revised by deleting the  biography  for Mr. Lipstein found on page 33.

4.   In the  Trustee  compensation  table  on page  37,  the  following footnote is added following the name of Mr. Lipstein:

         5. Effective March 31, 2003, Mr. Lipstein retired as a Trustee.

5.   Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the
     Fund and Mr. Clayton  Yeutter  was elected as  Chairman  of the Board, effective January 1, 2003. Therefore,  the  Statement  of  Additional
     Information  is  revised by  deleting  the biography  for Mr. Levy on page
     32 and by  adding  the  following  to Mr. Yeutter's biography: "Chairman of the Board of Trustees."

6.   In the Trustee  compensation  table on page 37,  the  title of  "Chairman"
     after Mr. Levy's  name is  deleted  and the title of  "Chairman" is added after Mr. Yeutter's name. In addition,  the  following  footnote is added following  Mr. Levy's name and following Mr. Yeutter's name:

       4 Effective January 1, 2003,  Clayton  Yeutter  became  Chairman  of the
         Board of  Trustees  of the Board I Funds  upon the  retirement  of Leon
         Levy.

7.   The  biographical  information for Mr. Anthony Tanner on page 36 along with references to Mr. Tanner on pages 31 and 35 are deleted.

March 31, 2003                                                     740PX016